DEFERRED CHARGES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
DEFERRED CHARGES [Abstract]
Debt arrangement fees	$ 11,836	$ 10,560
Accumulated amortization	(10,056)	(3,134)
Total	1,780	7,426
Extinguishment of Debt [Line Items]
Amortization of deferred charges	6,922	1,436	1,282
Frontline 2012 Ltd [Member]
Extinguishment of Debt [Line Items]
Amortization of deferred charges	$ 4,900